Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 95.81%
Communication services: 3.50%
Diversified telecommunication services: 0.73%
ATN International Incorporated	16	$ 611
Cogent Communications Group Incorporated	2,613	195,792
Consolidated Communications Holdings Incorporated †	4,498	33,825
Globalstar Incorporated †	63,228	87,887
IDT Corporation Class B †	7,486	406,340
Iridium Communications Incorporated †	6,807	261,729
Liberty Latin America Class A †	14,749	167,549
Liberty Latin America Class C †	10,131	113,872
Ooma Incorporated †	5,116	96,232
Radius Global Infrastructure Incorporated Class A †	8,564	141,306
		1,505,143
Entertainment: 1.01%
Akazoo SA ♦†	5,400	0
AMC Entertainment Holdings Class A †	35,183	1,194,111
Chicken Soup for the Soul Entertainment Incorporated †	3,433	45,144
Cinemark Holdings Incorporated †	6,821	105,862
CuriosityStream Incorporated †	10,165	73,696
IMAX Corporation †	3,207	52,883
Lions Gate Entertainment Class A †	14,269	209,041
Lions Gate Entertainment Class B †	15,959	217,840
LiveOne Incorporated †	13,645	24,970
Marcus Corporation †	5,882	102,759
The Madison Square Garden Entertainment Corporation †	728	48,135
		2,074,441
Interactive media & services: 0.60%
Actua Corporation ♦†	9,483	0
CarGurus Incorporated †	8,424	315,900
Cars.com Incorporated †	21,064	351,348
Eventbrite Incorporated Class A †	1,508	22,771
EverQuote Incorporated Class A †	1,205	15,882
FuboTV Incorporated †	6,390	125,372
MediaAlpha Incorporated Class A †	1,447	22,313
Outbrain Incorporated †	4,729	71,361
QuinStreet Incorporated †	5,996	91,799
TrueCar Incorporated †	1,807	5,945
Yelp Incorporated †	6,102	209,177
		1,231,868
Media: 1.02%
AMC Networks Incorporated Class A †	6,227	240,424
Audacy Incorporated †	7,925	19,575
Boston Omaha Corporation Class A †	325	9,311
Clear Channel Outdoor Holdings †	4,655	14,291
Entravision Communications Corporation Class A	19,491	144,818
Fluent Incorporated †	23,478	43,669
Gannett Company Incorporated †	9,566	48,882
Gray Television Incorporated	5,844	120,503
Hemisphere Media Group Incorporated †	1,097	8,337
iHeartMedia Incorporated Class A †	9,917	194,472
John Wiley & Sons Incorporated Class A	4,254	221,123
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Media (continued)
Magnite Incorporated †	4,536	$ 79,970
Scholastic Corporation	941	35,419
Sinclair Broadcast Group Incorporated Class A	685	15,981
Stagwell Incorporated †	17,543	135,432
TechTarget Incorporated †	457	44,160
Tegna Incorporated	19,859	392,215
The E.W. Scripps Company Class A	5,305	98,302
Thryv Holdings Incorporated †	4,533	177,195
WideOpenWest Incorporated †	2,953	54,926
		2,099,005
Wireless telecommunication services: 0.14%
Gogo Incorporated †	5,567	71,369
NII Holdings Incorporated ♦	14,979	7,490
Shenandoah Telecommunications Company	1,526	38,745
Telephone & Data Systems Incorporated	8,459	149,555
United States Cellular Corporation †	1,040	30,274
		297,433
Consumer discretionary: 11.02%
Auto components: 1.11%
Adient plc †	6,333	268,836
American Axle & Manufacturing Holdings Incorporated †	21,952	194,495
Dana Incorporated	10,761	231,362
Dorman Products Incorporated †	443	49,164
Fox Factory Holding Corporation †	1,871	328,866
Gentherm Incorporated †	1,893	159,864
LCI Industries	1,251	190,490
Modine Manufacturing Company †	3,389	35,110
Patrick Industries Incorporated	1,603	127,871
Standard Motor Products Incorporated	588	29,424
Tenneco Incorporated †	12,880	135,240
The Goodyear Tire & Rubber Company †	15,989	321,539
Visteon Corporation †	1,447	153,266
XPEL Incorporated †	740	53,199
		2,278,726
Automobiles: 0.55%
Canoo Incorporated †	36,144	432,644
Fisker Incorporated †	1,282	27,422
Lordstown Motors Corporation Class A †	6,612	30,944
Winnebago Industries Incorporated	8,201	592,276
Workhorse Group Incorporated †	8,451	49,354
		1,132,640
Distributors: 0.04%
Funko Incorporated Class A †	5,370	87,746
Diversified consumer services: 0.73%
2U Incorporated †	4,849	115,358
Adtalem Global Education Incorporated †	3,340	99,098
American Public Education Incorporated †	1,328	25,086
Carriage Services Incorporated	3,011	155,789
European Wax Center Incorporated †	1,055	28,453
Graham Holdings Company Class B	506	286,659
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Diversified consumer services (continued)
Houghton Mifflin Harcourt Company †	18,798	$ 292,497
Laureate Education Incorporated Class A	8,212	82,120
Perdoceo Education Corporation †	15,100	148,735
Regis Corporation †	1,693	4,605
StoneMor Incorporated †	2,188	5,382
Strategic Education Incorporated	1,250	66,875
Stride Incorporated †	3,661	124,950
WW International Incorporated †	3,584	60,283
		1,495,890
Hotels, restaurants & leisure: 2.26%
Bally's Corporation †	2,018	77,370
Biglari Holdings Incorporated Class B †	923	130,946
BJ's Restaurants Incorporated †	1,449	43,267
Bloomin' Brands Incorporated †	14,847	262,346
Bluegreen Vacations Holding †	5,934	176,418
Brinker International Incorporated †	4,890	169,194
Carrols Restaurant Group Incorporated	2,162	6,183
Chuy's Holding Incorporated †	1,687	48,349
Cracker Barrel Old Country Store Incorporated	1,596	194,744
Dave & Buster's Entertainment Incorporated †	2,949	95,784
Del Taco Restaurants Incorporated	11,467	87,837
Denny’s Corporation †	7,986	110,606
Dine Brands Global Incorporated †	1,740	124,967
Drive Shack Incorporated †	5,825	9,961
El Pollo Loco Holdings Incorporated †	2,818	35,563
Everi Holdings Incorporated †	8,334	172,847
F45 Training Holdings Incorporated †	2,965	31,548
Fiesta Restaurant Group Incorporated †	1,346	12,558
Full House Resorts Incorporated †	5,507	49,343
Golden Entertainment Incorporated †	3,762	172,713
Hall of Fame Resort & Entertainment Company †	3,623	6,739
Hilton Grand Vacations Incorporated †	2,639	125,353
International Game Technology plc	2,986	80,682
Jack In The Box Incorporated	1,531	126,461
Monarch Casino & Resort Incorporated †	398	26,813
Nathan S Famous Incorporated	834	51,324
Noodles & Company †	10,787	110,998
Papa John's International Incorporated	2,111	257,373
RCI Hospitality Holdings Incorporated	1,576	99,777
Red Robin Gourmet Burgers Incorporated †	2,242	36,545
Red Rock Resorts Incorporated Class A	5,693	270,645
Rush Street Interactive Incorporated †	3,432	61,227
Ruth's Chris Steak House Incorporated †	2,297	39,049
Scientific Games Corporation †	4,838	309,245
SeaWorld Entertainment Incorporated †	1,505	88,780
Shake Shack Incorporated Class A †	975	71,165
Target Hospitality Corporation †	9,211	33,989
Texas Roadhouse Incorporated	4,369	362,365
The Cheesecake Factory Incorporated †	3,751	143,738
The ONE Group Hospitality Incorporated †	8,315	109,010
Wingstop Incorporated	1,419	227,891
		4,651,713
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Household durables: 1.62%
Bassett Furniture Industries Incorporated	3,645	$ 55,550
Beazer Homes Incorporated †	5,777	113,460
Cavco Industries Incorporated †	309	91,924
Century Communities Incorporated	3,515	249,811
Ethan Allen Interiors Incorporated	5,503	123,818
Flexsteel Industries Incorporated	1,142	32,410
GoPro Incorporated Class A †	9,097	90,970
Green Brick Partners Incorporated †	3,099	77,320
Hamilton Beach Brand Class A	3,344	50,160
Helen of Troy Limited †	862	207,311
Hooker Furniture Corporation	2,608	61,914
Installed Building Products	425	54,863
iRobot Corporation †	512	38,866
KB Home Incorporated	4,646	185,794
La-Z-Boy Incorporated	657	21,937
LGI Homes Incorporated †	1,300	186,758
Lifetime Brands Incorporated	2,492	40,470
M/I Homes Incorporated †	2,695	150,624
MDC Holdings Incorporated	3,363	160,886
Meritage Corporation †	2,212	249,646
Skyline Champion Corporation †	3,342	261,512
Snap One Holdings Corporation †	65	1,426
Sonos Incorporated †	5,662	179,202
Taylor Morrison Home Corporation †	7,217	224,160
The Lovesac Company †	157	9,935
Traeger Incorporated †	1,581	20,411
TRI Pointe Homes Incorporated †	8,546	213,394
Tupperware Brands Corporation †	6,434	100,628
Universal Electronics Incorporated †	880	31,856
Voxx International Corporation †	4,802	49,413
		3,336,429
Internet & direct marketing retail: 0.84%
1-800-Flowers.com Incorporated Class A †	6,405	190,741
CarParts.com Incorporated †	5,497	67,998
Duluth Holdings Incorporated Class B †	7,222	100,169
Groupon Incorporated †	1,643	33,944
Lands End Incorporated †	5,698	131,111
Liquidity Services Incorporated †	5,394	122,282
Overstock.com Incorporated †	3,505	312,856
PetMed Express Incorporated	1,372	37,538
Quotient Technology Incorporated †	11	77
Revolve Group Incorporated †	4,795	365,235
Shutterstock Incorporated	1,990	226,880
Stitch Fix Incorporated Class A †	5,264	131,074
		1,719,905
Leisure products: 0.61%
Acushnet Holdings Corporation	1,769	96,198
American Outdoor Brands Incorporated †	1,052	24,817
Callaway Golf Company †	1,518	40,925
Escalade Incorporated	2,064	35,109
Johnson Outdoors Incorporated Class A	176	18,311
Malibu Boats Incorporated Class A †	1,562	108,512
Mastercraft Boat Holdings Incorporated †	6,049	165,501
Nautilus Incorporated †	2,103	14,406
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Leisure products (continued)
Smith & Wesson Brands Incorporated	13,258	$ 301,620
Sturm, Ruger & Company Incorporated	2,353	168,687
Vista Outdoor Incorporated †	6,425	280,580
		1,254,666
Multiline retail: 0.46%
Big Lots Stores Incorporated	1,942	84,244
Dillard's Incorporated Class A	973	266,505
Macy's Incorporated	20,979	597,902
		948,651
Specialty retail: 2.04%
Aaron's Incorporated	4,901	108,802
Abercrombie & Fitch Company Class A †	3,643	131,148
Academy Sports & Outdoors Corporation †	6,796	303,238
American Eagle Outfitters Incorporated	7,007	181,411
ARKO Corporation †	7,856	74,082
Asbury Automotive Group Incorporated †	1,270	207,823
Bed Bath & Beyond Incorporated †	6,931	127,045
Big 5 Sporting Goods Corporation	3,717	88,204
Boot Barn Holdings Incorporated †	1,607	196,600
Caleres Incorporated	2,514	59,356
Camping World Holdings Incorporated Class A	2,293	100,571
Chico's FAS Incorporated †	6,490	37,188
Children's Place Retail Stores Incorporated †	793	68,618
Citi Trends Incorporated †	847	71,826
Conn's Incorporated †	2,199	48,114
Container Store Group Incorporated †	780	9,071
Genesco Incorporated †	1,051	66,423
Group 1 Automotive Incorporated	1,601	311,795
Guess Incorporated	848	19,122
Haverty Furniture Companies Incorporated	234	6,999
Hibbett Sports Incorporated	2,422	188,795
JOANN Incorporated	808	7,385
Kirkland's Incorporated †	5,064	109,332
Lazydays Holdings Incorporated †	2,368	47,905
MarineMax Incorporated †	2,190	116,661
Murphy USA Incorporated	839	145,424
National Vision Holdings Incorporated †	1,909	91,708
ODP Corporation †	3,115	117,622
Onewater Marine Incorporated Class A	700	35,826
Party City Holdco Incorporated †	9,076	49,918
Rent-A-Center Incorporated	2,904	128,270
Sally Beauty Holdings Incorporated †	8,503	166,574
Shoe Carnival Incorporated	1,337	52,277
Signet Jewelers Limited	2,356	228,862
Sleep Number Corporation †	1,450	115,681
Sonic Automotive Incorporated Class A	2,365	106,212
The Buckle Incorporated	1,818	85,519
The Cato Corporation Class A	297	4,886
Tilly's Incorporated Class A	3,295	49,491
Urban Outfitters Incorporated †	2,055	65,082
Winmark Corporation	228	57,479
Zumiez Incorporated †	388	17,755
		4,206,100
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.76%
Crocs Incorporated †	3,810	$ 624,916
G-III Apparel Group Limited †	3,999	118,530
Kontoor Brands Incorporated	3,705	199,774
Movado Group Incorporated	3,855	172,974
Oxford Industries Incorporated	1,304	124,584
Rocky Brands Incorporated	34	1,208
Steven Madden Limited	4,630	219,694
Unifi Incorporated †	1,125	22,916
Vera Bradley Incorporated †	1,720	16,357
Wolverine World Wide Incorporated	2,196	68,361
		1,569,314
Consumer staples: 3.18%
Beverages: 0.50%
Celsius Holdings Incorporated †	2,921	199,826
Coca Cola Bottling Corporation	700	399,399
Duckhorn Portfolio Incorporated †	961	18,461
MGP Ingredients Incorporated	1,554	121,181
National Beverage Corporation	2,292	119,046
Newage Incorporated †	22,282	25,179
Primo Water Corporation	8,358	138,910
Zevia PBC Class A †	1,210	9,257
		1,031,259
Food & staples retailing: 0.90%
BJ's Wholesale Club Holdings Incorporated †	8,108	536,344
Ingles Markets Incorporated Class A	1,922	147,571
Natural Grocers By Vitamin C	679	8,732
Performance Food Group Company †	8,664	349,246
PriceSmart Incorporated	911	65,337
Rite Aid Corporation †	3,558	43,835
SpartanNash Company	2,461	58,892
Sprouts Farmers Market Incorporated †	7,733	204,615
The Andersons Incorporated	3,218	109,348
United Natural Foods Incorporated †	6,565	326,412
Weis Markets Incorporated	131	8,246
		1,858,578
Food products: 0.80%
AppHarvest Incorporated †	4,489	22,490
B&G Foods Incorporated	4,870	146,733
Calavo Growers Incorporated	1,123	45,526
Cal-Maine Foods Incorporated	1,506	54,306
Fresh Del Monte Produce Incorporated	2,331	57,716
Hostess Brands Incorporated †	13,447	228,465
J & J Snack Foods Corporation	1,016	138,765
John B. Sanfilippo & Son Incorporated	2,304	189,850
Lancaster Colony Corporation	1,174	171,639
Landec Corporation †	6,849	54,450
Limoneira Company	532	7,778
Mission Produce Incorporated †	3,917	69,370
Seneca Foods Corporation Class A †	2,096	89,520
Tattooed Chef Incorporated †	2,488	40,032
The Simply Good Foods Company †	3,945	145,847
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Food products (continued)
Tootsie Roll Industries Incorporated	1,880	$ 59,126
TreeHouse Foods Incorporated †	3,431	125,918
		1,647,531
Household products: 0.28%
Central Garden & Pet Company †	3,352	161,499
Central Garden & Pet Company Class A †	1,754	76,036
Energizer Holdings Incorporated	3,771	140,243
Oil Dri Corporation of America	628	20,912
WD-40 Company	764	171,403
		570,093
Personal products: 0.55%
Beauty Health Company †	9,070	235,457
e.l.f. Beauty Incorporated †	2,225	67,017
Edgewell Personal Care Company	3,915	166,231
Inter Parfums Incorporated	1,282	112,598
Medifast Incorporated	1,182	243,185
Natures Sunshine Products Incorporated	1,404	23,868
NU Skin Enterprises Incorporated Class A	3,393	148,885
USANA Health Sciences Incorporated †	1,251	124,750
		1,121,991
Tobacco: 0.15%
Turning Point Brands Incorporated	858	32,604
Universal Corporation	74	3,446
Vector Group Limited	17,988	279,534
		315,584
Energy: 3.89%
Energy equipment & services: 0.63%
Archrock Incorporated	9,147	67,596
Aspen Aerogels Incorporated †	773	44,185
Bristow Group Incorporated	1,012	30,056
Cactus Incorporated Class A	2,565	93,623
ChampionX Corporation †	10,376	211,774
Expro Group Holdings †	1,685	23,607
FTS International Incorporated Class A †	4,833	127,301
Helix Energy Solutions Group Incorporated †	2,011	6,113
Helmerich & Payne Incorporated	2,877	64,589
National Energy Services Reunited Corporation †	2,515	24,924
Newpark Resources Incorporated †	32,495	88,711
Nextier Oilfield Solutions Incorporated †	14,079	50,684
Oceaneering International Incorporated †	12,312	131,615
Oil States International Incorporated †	6,498	32,880
Patterson-UTI Energy Incorporated	6,717	47,422
ProPetro Holding Corporation †	6,489	53,340
RPC Incorporated †	2,091	8,427
Select Energy Services Incorporated Class A †	2,279	13,059
Tetra Technologies Incorporated †	47,321	123,508
US Silica Holdings Incorporated †	4,712	45,706
		1,289,120
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 3.26%
Alto Ingredients Incorporated †	7,295	$ 38,007
Altus Midstream Company Class A	1,136	72,000
Antero Resources Corporation †	19,536	343,052
Arch Resources Incorporated	2,334	180,862
Berry Petroleum Corporation	1,781	14,497
Brigham Minerals Incorporated Class A	1,006	20,885
California Resources Corporation	5,590	218,401
Callon Petroleum Company †	4,162	211,596
Centennial Resource Development Class A †	29,236	182,140
Centrus Energy Corporation Class A †	889	49,331
Chesapeake Energy Corporation	6,638	395,227
Civitas Resources Incorporated	2,024	103,447
Clean Energy Fuels Corporation †	10,530	75,500
CNX Resources Corporation †	10,255	139,878
Consol Energy Incorporated †	5,776	126,783
CVR Energy Incorporated	627	9,787
Delek US Holdings Incorporated †	2,789	43,732
Denbury Incorporated †	3,728	296,823
DHT Holdings Incorporated	9,486	52,647
Dorian LPG Limited	2,834	34,887
Earthstone Energy Incorporated Class A †	4,043	41,319
Equitrans Midstream Corporation	19,160	184,319
Falcon Minerals Corporation	9,368	43,468
Golar LNG Limited †	2,885	34,043
Green Plains Renewable Energy Incorporated †	1,649	63,734
Kosmos Energy Limited †	46,260	169,312
Laredo Petroleum Incorporated †	3,257	191,837
Magnolia Oil & Gas Corporation	18,800	356,636
Matador Resources Company	7,063	277,364
Murphy Oil Corporation	7,241	192,466
Northern Oil and Gas Incorporated	4,617	94,094
Oasis Petroleum Incorporated	1,384	165,942
Ovintiv Incorporated	16,834	585,150
Par Pacific Holdings Incorporated †	1,506	20,391
PBF Energy Incorporated Class A †	5,492	68,815
PDC Energy Incorporated	4,789	241,509
Peabody Energy Corporation †	5,864	58,405
Penn Virginia Corporation †	956	25,736
Range Resources Corporation †	11,700	228,852
Rex American Resources Corporation †	396	36,036
Scorpio Tankers Incorporated	1,451	20,183
SM Energy Company	9,113	264,277
Southwestern Energy Company †	40,316	180,616
Tellurian Incorporated †	15,916	51,886
W&T Offshore Incorporated †	5,138	17,675
Whiting Petroleum Corporation	5,897	381,477
World Fuel Services Corporation	4,286	107,107
		6,712,131
Financials: 13.23%
Banks: 7.06%
1st Source Corporation	1,613	74,601
Amerant Bancorp Incorporated Class A †	1,664	46,842
American National Bankshares Incorporated	1,282	46,896
Ameris Bancorp	4,862	236,634
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Banks (continued)
Arrow Financial Corporation	934	$ 32,223
Associated Banc Corporation	10,171	222,745
Atlantic Union Bankshares Corporation	4,858	157,934
Banc of California Incorporated	4,240	83,062
BancFirst Corporation	41	2,609
Bank of N.T. Butterfield & Son Limited	2,669	98,299
BankUnited Incorporated	6,047	239,703
Banner Corporation	2,120	121,434
Berkshire Hills Bancorp Incorporated	4,415	117,925
Blue Ridge Bankshares Incorporated	1,165	20,749
Brookline Bancorp Incorporated	6,832	105,418
Business First Bancshares Incorporated	1,084	29,810
Byline Bancorp Incorporated	2,970	77,131
Cadence Bank	7,626	222,832
Cambridge Bancorp	983	87,271
Camden National Corporation	998	45,728
Capital Bancorp Incorporated	4,562	121,212
Capstar Financial Holdings Class I	2,681	55,845
Cathay General Bancorp	6,069	254,352
Central Pacific Financial Company	2,641	70,700
Citizens & Northern Corporation	376	9,302
City Holding Company	862	67,633
Civista Bancshares Incorporated	2,591	60,966
CNB Financial Corporation	1,333	35,125
Columbia Banking System Incorporated	3,901	128,187
Community Bank System Incorporated	2,407	170,079
Community Trust Bancorp	1,365	57,330
ConnectOne Bancorp Incorporated	5,517	179,303
CrossFirst Bankshares Incorporated †	1,254	17,543
Customers Bancorp Incorporated †	4,690	270,332
CVB Financial Corporation	5,517	105,430
Dime Community Bank	1,184	40,611
Eagle Bancorp Incorporated	2,135	120,307
Eastern Bankshares Incorporated	5,011	100,871
Enterprise Financial Service	1,640	76,047
Farmers National Banc Corporation	1,949	34,283
FB Financial Corporation	653	28,014
Financial Institutions Incorporated	3,163	97,420
First Bancorp of North Carolina	1,885	83,769
First Bancorp of Puerto Rico	14,030	186,459
First Bancshares Incorporated	1,309	50,868
First Bank	7,161	103,620
First Busey Corporation	2,881	74,042
First Commonwealth Financial Corporation	9,677	145,445
First Community Bancshares	1,957	63,994
First Financial Bancorp	7,083	162,909
First Financial Bankshares Incorporated	6,426	320,786
First Financial Corporation	716	31,117
First Foundation Incorporated	2,707	68,812
First Internet Bancorp	1,908	82,635
First Interstate BancSystem Class A	2,702	110,242
First Merchants Corporation	3,302	131,717
First of Long Island Corporation	1,533	32,116
Flushing Financial Corporation	3,984	94,102
Fulton Financial Corporation	10,252	161,879
German American Bancorp	432	16,904
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Banks (continued)
Glacier Bancorp Incorporated	5,800	$ 314,940
Great Southern Bancorp Incorporated	1,232	68,536
Hancock Holding Company	6,361	303,929
Hanmi Financial Corporation	6,048	135,899
HarborOne Bancorp Incorporated	3,331	46,268
HBT Financial Incorporated	787	14,166
Heartland Financial USA Incorporated	2,515	119,463
Heritage Financial Corporation	1,350	31,631
Hilltop Holdings Incorporated	6,186	210,510
Home BancShares Incorporated	8,754	209,483
Hometrust Bancshares Incorporated	2,612	78,438
Hope Bancorp Incorporated	11,276	161,811
Horizon Bancorp Indiana	2,894	56,144
Independent Bank Corporation	3,531	79,624
Independent Bank Corporation	2,155	170,374
Independent Bank Group Incorporated	1,953	135,597
International Bancshares Corporation	1,315	55,243
Lakeland Bancorp Incorporated	4,344	77,714
Lakeland Financial Corporation	984	69,490
Live Oak Bancshares Incorporated	657	58,539
Macatawa Bank Corporation	433	3,646
Mercantile Bank Corporation	1,670	56,079
Metrocity Bankshares Incorporated	4,356	117,176
Metropolitan Bank Holding Corporation †	524	49,743
Mid Penn Bancorp Incorporated	660	20,764
Midland States Bancorp Incorporated	1,913	45,529
Midwestone Financial Group Class I	443	13,644
MVB Financial Corporation	540	22,178
National Bank Holdings Corporation Class A	1,688	71,943
NBT Bancorp Incorporated	2,770	100,025
Nicolet Bankshares Incorporated †	704	50,202
Northrim BanCorp Incorporated	970	39,334
OceanFirst Financial Corporation	2,203	45,404
OFG Bancorp	5,280	127,248
Old National Bancorp	10,862	191,823
Old Second Bancorp Incorporated	1,865	23,033
Origin Bancorp Incorporated	1,622	68,432
Orrstown Financial Services Incorporated	4,163	97,414
Pacific Premier Bancorp Incorporated	4,764	184,605
Park National Corporation	937	121,894
Peapack-Gladstone Financial Corporation	1,229	40,655
Peoples Bancorp Incorporated	1,719	53,014
Preferred Bank	1,230	83,825
Primis Financial Corporation	1,621	24,769
QCR Holdings Incorporated	2,497	134,688
RBB Bancorp	5,385	131,717
Renasant Corporation	2,908	105,938
Republic Bancorp Incorporated Class A	1,331	68,187
S&T Bancorp Incorporated	3,435	102,741
Sandy Spring Bancorp Incorporated	4,155	194,994
Seacoast Banking Corporation	2,435	82,230
ServisFirst Bancshares Incorporated	2,638	212,069
Sierra Bancorp	943	23,745
Silvergate Capital Corporation Class A †	1,009	206,320
Simmons First National Corporation Class A	6,568	191,194
Smartfinancial Incorporated	937	24,053
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Banks (continued)
South Plains Financial Incorporated	2,361	$ 59,025
South State Corporation	2,152	168,157
Southern First Bancshares †	1,877	109,861
Southside Bancshares Incorporated	2,535	103,301
Spirit of Texas Bancshares Incorporated	1,189	33,054
Stock Yards Bancorp Incorporated	326	19,505
Summit Financial Group Incorporated	964	24,100
Texas Capital Bancshares Incorporated †	2,627	147,953
The Bancorp Incorporated †	5,300	149,831
Tompkins Trust Company Incorporated	546	42,675
Towne Bank	4,665	142,702
TriCo Bancshares	1,677	70,702
Triumph Bancorp Incorporated †	1,246	158,678
Trustmark Corporation	4,051	124,001
UMB Financial Corporation	2,254	226,707
United Bankshares Incorporated	6,464	230,959
United Community Bank	4,787	164,050
Univest Corporation of Pennsylvania	4,034	111,217
Valley National Bancorp	25,726	345,757
Veritex Holdings Incorporated	4,049	160,462
Washington Trust Bancorp	1,589	85,488
WesBanco Incorporated	4,184	136,189
West Bancorporation	3,523	109,319
		14,543,901
Capital markets: 1.46%
Artisan Partners Asset Management Incorporated Class A	4,106	183,661
Associated Capital Group Incorporated Class A	1,415	55,893
BGC Partners Incorporated Class A	22,796	101,898
BrightSphere Investment Group Incorporated	5,592	167,928
Cohen & Steers Incorporated	1,409	126,486
Cowen Incorporated Class A	1,885	66,691
Diamond Hill Investment Group	206	39,571
Donnelley Financial Solutions †	3,669	171,416
Federated Investors Incorporated Class B	6,194	208,800
Focus Financial Partners Class A †	1,920	118,157
Gamco Investors Incorporated Class A	5,171	126,586
Greenhill & Company Incorporated	967	16,497
Hamilton Lane Incorporated Class A	939	99,318
Houlihan Lokey Incorporated	2,843	308,579
Moelis Company Class A	4,675	286,624
Open Lending Corporation Class A †	2,158	50,152
Piper Jaffray Companies Incorporated	1,256	208,182
PJT Partners Incorporated Class A	1,248	94,948
Pzena Investment Management Class A	15,715	147,407
Sculptor Capital Management Incorporated	2,763	50,066
Stepstone Group Incorporated Class A	1,743	72,108
Stonex Group Incorporated †	1,914	107,519
Virtus Investment Partners Incorporated	499	148,393
Wisdomtree Investments Incorporated	7,411	45,504
		3,002,384
Consumer finance: 0.76%
Atlanticus Holdings Corporation †	1,569	93,246
Curo Group Holdings Corporation	1,476	24,487
Encore Capital Group Incorporated †	2,267	132,257
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Consumer finance (continued)
Enova International Incorporated †	4,262	$ 162,467
FirstCash Financial Services Incorporated	1,763	112,550
LendingClub Corporation †	4,663	152,573
Navient Corporation	15,423	304,296
Nelnet Incorporated Class A	1,737	149,729
PRA Group Incorporated †	1,259	53,457
PROG Holdings Incorporated	4,516	203,762
Regional Management Corporation	2,753	155,710
World Acceptance Corporation †	144	29,580
		1,574,114
Diversified financial services: 0.06%
A-Mark Precious Metals Incorporated	1,412	97,781
Banco Latinoamericano de Comercio Exterior SA	498	8,093
Cannae Holdings Incorporated †	370	10,941
		116,815
Insurance: 1.77%
American Equity Investment Life Holding Company	6,508	218,864
Amerisafe Incorporated	1,924	102,145
Argo Group International Holdings Limited	2,825	153,341
CNO Financial Group Incorporated	11,842	268,340
Crawford & Company Class A	10,053	73,286
Donegal Group Incorporated Class A	2,703	36,761
eHealth Incorporated †	528	11,658
Employers Holdings Incorporated	3,528	136,216
Enstar Group Limited †	1,294	288,691
Genworth Financial Incorporated Class A †	54,445	207,980
Goosehead Insurance Incorporated Class A	339	44,517
Greenlight Capital Limited †	35,268	238,412
HCI Group Incorporated	612	67,565
Heritage Insurance Holdings Incorporated	1,757	11,702
Horace Mann Educators Corporation	2,981	110,506
Investors Title Company	108	23,328
Kinsale Capital Group Incorporated	597	124,176
Maiden Holdings Limited †	16,438	49,314
ProAssurance Corporation	836	19,228
RLI Corporation	2,275	233,825
Safety Insurance Group Incorporated	2,030	156,858
Selective Insurance Group Incorporated	4,730	357,304
SelectQuote Incorporated †	6,824	61,416
SiriusPoint Limited †	12,368	95,234
Stewart Information Services Corporation	4,149	295,492
Trean Insurance Group Incorporated †	1,220	10,260
Trupanion Incorporated †	1,050	129,486
United Fire Group Incorporated	896	18,744
Universal Insurance Holdings Company	6,144	92,590
		3,637,239
Mortgage REITs: 1.02%
Apollo Commercial Real Estate Finance Incorporated	6,973	94,345
Arbor Realty Trust Incorporated	7,121	124,974
Ares Commercial Real Estate	23	339
Armour Residential REIT Incorporated	6,573	64,350
Blackstone Mortgage Trust Incorporated Class A	6,586	197,580
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Mortgage REITs (continued)
Broadmark Realty Capital Incorporated REIT	8,630	$ 77,670
Chimera Investment Corporation	23,632	375,749
Dynex Capital Incorporated REIT	6,195	103,580
Ellington Financial Incorporated	5,963	98,807
Granite Point Mortgage Trust Incorporated	671	8,273
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	590	33,559
Invesco Mortgage Capital Incorporated	38,628	115,884
KKR Real Estate Finance Trust	22	454
Ladder Capital Corporation	4,016	45,742
MFA Financial Incorporated	48,037	206,079
New York Mortgage Trust Incorporated	25,800	96,234
PennyMac Mortgage Investment Trust	3,415	59,319
Redwood Trust Incorporated	16,859	216,132
TPG Real Estate Finance Trust Incorporated	1,596	19,471
Two Harbors Investment Corporation	26,098	153,456
		2,091,997
Thrifts & mortgage finance: 1.10%
Axos Financial Incorporated †	3,088	174,812
Blue Foundry Bancorp †	1,892	27,566
Essent Group Limited	2,608	108,441
Federal Agricultural Mortgage Corporation Class C	376	45,767
FS Bancorp Incorporated	1,763	57,227
Home Bancorp Incorporated	887	35,870
Home Point Capital Incorporated	509	1,960
Homestreet Incorporated	1,360	67,143
Kearny Financial Corporation	1,623	20,628
Luther Burbank Corporation	261	3,599
Merchants Bancorp Incorporated	662	30,194
Meta Financial Group Incorporated	2,329	139,204
Mr. Cooper Group Incorporated †	4,560	179,071
NMI Holdings Incorporated Class A †	5,220	102,312
Northfield Bancorp Incorporated	2,258	38,047
Northwest Bancshares Incorporated	3,736	49,614
Ocwen Financial Corporation †	558	17,789
PennyMac Financial Services Incorporated	1,499	94,932
Premier Financial Corporation	1,859	54,655
Provident Financial Services Incorporated	3,304	77,776
Radian Group Incorporated	12,422	253,036
Southern Missouri Bancorp	1,298	69,326
Velocity Financial Incorporated †	3,277	39,586
Walker & Dunlop Incorporated	1,456	204,845
Washington Federal Incorporated	3,366	109,361
Waterstone Financial Incorporated	5,471	113,523
WSFS Financial Corporation	3,091	153,685
		2,269,969
Health care: 19.34%
Biotechnology: 9.32%
4D Molecular Therapeutics Incorporated †	1,359	31,257
Acadia Pharmaceuticals Incorporated †	8,321	159,763
Adagio Therapeutics Incorporated †	1,187	55,805
Aduro Biotech Incorporated ♦	9,490	0
Aerovate Therapeutics Incorporated †	144	1,974
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Affimed NV †	7,952	$ 54,233
Agenus Incorporated †	14,265	44,935
Agios Pharmaceuticals Incorporated †	3,337	118,864
Akebia Therapeutics Incorporated †	45,237	122,592
Alector Incorporated †	9,120	188,328
Alkermes plc †	19,196	420,776
Allakos Incorporated †	1,251	98,016
Allogene Therapeutics Incorporated †	274	5,066
Alpine Immune Sciences Incorporated †	656	7,104
Amicus Therapeutics Incorporated †	22,493	240,900
Anaptysbio Incorporated †	6,541	211,601
Anavex Life Sciences Corporation †	2,613	50,692
Anika Therapeutics Incorporated †	4,531	177,298
Apellis Pharmaceuticals Incorporated †	4,389	184,689
Arbutus Biopharma Corporation †	14,585	46,672
Arcturus Therapeutics Holdings Incorporated †	69	2,743
Arcus Biosciences Incorporated †	3,149	137,926
Arena Pharmaceuticals Incorporated †	1,476	80,427
Arrowhead Pharmaceuticals Incorporated †	5,133	359,567
Athenex Incorporated †	1	2
Avid Bioservices Incorporated †	12,537	383,131
Beam Therapeutics Incorporated †	1,713	135,584
Biocryst Pharmaceuticals Incorporated †	20,947	252,621
Biohaven Pharmaceutical Holding Company †	3,037	340,873
Blueprint Medicines Corporation †	4,142	398,460
Bridgebio Pharma Incorporated †	5,526	223,803
Brooklyn ImmunoTherapeutics Incorporated †	16,293	96,943
C4 Therapeutics Incorporated †	2,344	87,009
CareDx Incorporated †	5,036	217,253
Caribou Biosciences Incorporated †	3,525	65,530
Catalyst Pharmaceuticals Incorporated †	67,704	473,928
Celcuity Incorporated †	2,748	41,495
Celldex Therapeutics Incorporated †	3,312	126,187
Century Therapeutics Incorporated †	2,446	46,743
Chimerix Incorporated †	4,602	28,947
Clovis Oncology Incorporated †	7,511	23,735
Codiak BioSciences Incorporated †	484	6,171
Cogent Biosciences Incorporated †	93	737
Coherus Biosciences Incorporated †	4,295	79,758
Cortexyme Incorporated †	1,114	14,493
Cullinan Oncology Incorporated †	1,762	31,716
Curis Incorporated †	8,579	41,866
Cyteir Therapeutics Incorporated †	573	9,518
Cytokinetics Incorporated †	5,452	214,482
CytomX Therapeutics Incorporated †	13,046	86,234
Deciphera Pharmaceuticals Incorporated †	2,419	20,876
Denali Therapeutics Incorporated †	6,024	278,670
Dermtech Incorporated †	1,644	33,012
Dynavax Technologies Corporation †	16,449	265,651
Eagle Pharmaceuticals Incorporated †	7,206	343,582
Editas Medicine Incorporated †	5,054	165,064
Eiger BioPharmaceuticals Incorporated †	2,151	13,229
Eliem Therapeutics Incorporated †	480	6,907
Emergent BioSolutions Incorporated †	7,662	338,047
Enanta Pharmaceuticals Incorporated †	1,850	163,318
ERASCA Incorporated †	4,538	64,303
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Exagen Incorporated †	1,508	$ 15,502
Fate Therapeutics Incorporated †	5,061	278,406
Fibrogen Incorporated †	5,988	74,910
Fortress Biotech Incorporated †	16,808	47,903
G1 Therapeutics Incorporated †	2,677	34,533
Gemini Therapeutics Incorporated †	2,848	7,860
Global Blood Therapeutics Incorporated †	566	15,995
Graphite Bio Incorporated †	1,140	10,283
Gritstone bio Incorporated †	10,851	143,233
Halozyme Therapeutics Incorporated †	15,653	514,671
Harpoon Therapeutics Incorporated †	246	1,510
Heron Therapeutics Incorporated †	6,087	57,522
Homology Medicines Incorporated †	8,831	44,597
Hookipa Pharma Incorporated †	4,436	14,328
Icosavax Incorporated †	897	18,981
Ideaya Biosciences Incorporated †	4,393	96,646
Imago Biosciences Incorporated †	632	14,138
Immuneering Corporation †	1,459	33,017
Immunitybio Incorporated †	18,233	142,035
Immunogen Incorporated †	30,417	187,673
Impel NeuroPharma Incorporated †	4,942	45,664
Infinity Pharmaceuticals Incorporated †	12,018	26,079
Inhibrx Incorporated †	1	40
Inovio Pharmaceuticals Incorporated †	7,616	55,140
Insmed Incorporated †	7,169	197,291
Intellia Therapeutics Incorporated †	4,418	508,114
Intercept Pharmaceuticals Incorporated †	1,901	32,716
Invitae Corporation †	10,351	175,967
Ironwood Pharmaceuticals Incorporated †	41,100	455,799
Iveric Bio Incorporated †	5,632	82,340
Janux Therapeutics Incorporated †	891	15,842
Jounce Therapeutics Incorporated †	9,598	73,617
KalVista Pharmaceuticals Incorporated †	43	624
Karuna Therapeutics Incorporated †	976	124,830
Karyopharm Therapeutics Incorporated †	4,895	34,020
Kodiak Sciences Incorporated †	912	83,758
Krystal Biotech Incorporated †	93	7,491
Kymera Therapeutics Incorporated †	2,640	146,573
Lexicon Pharmaceuticals Incorporated †	88,780	406,612
Ligand Pharmaceuticals Incorporated †	2,664	431,355
Lineage Cell Therapeutics Incorporated †	74,340	168,008
Macrogenics Incorporated †	3,787	66,651
Madrigal Pharmaceuticals Incorporated †	748	61,867
Mannkind Corporation †	16,807	77,816
MaxCyte Incorporated †	2,627	26,217
Mei Pharma Incorporated †	5,999	20,217
MeiraGTx Holdings plc †	2,203	38,949
MiMedx Group Incorporated †	36,757	257,667
Monte Rosa Therapeutics Incorporated †	2,453	47,564
Morphic Holding Incorporated †	1,417	67,591
Myriad Genetics Incorporated †	5,275	136,412
Nurix Therapeutics Incorporated †	895	25,794
Nuvalent Incorporated †	689	14,696
Ocugen Incorporated †	12,582	79,770
Omega Therapeutics Incorporated †	2,479	44,845
Oncocyte Corporation †	4,192	9,432
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Oncternal Therapeutics Incorporated †	19,226	$ 56,717
OPKO Health Incorporated †	71,276	280,115
Organogenesis Holdings Incorporated Class A †	38,862	390,952
PDL BioPharma Incorporated ♦†	91,928	315,313
Pfenex Incorporated ♦	2,991	0
Precigen Incorporated †	19,151	75,455
Precision BioSciences Incorporated †	13,767	124,729
Prometheus Biosciences Incorporated †	806	23,938
Protagonist Therapeutics Incorporated †	3,005	101,028
Prothema Corporation plc †	2,468	123,770
PTC Therapeutics Incorporated †	4,715	175,209
Puma Biotechnology Incorporated †	48,702	150,976
Radius Health Incorporated †	3,134	51,586
Rallybio Corporation †	496	6,384
RAPT Therapeutics Incorporated †	604	19,721
Regenxbio Incorporated †	4,149	132,768
Relay Therapeutics Incorporated †	2,930	86,201
Revolution Medicines Incorporated †	2,072	57,312
Rigel Pharmaceuticals Incorporated †	11,680	31,186
Rocket Pharmaceuticals Incorporated †	32	782
Rubius Therapeutics Incorporated †	5,377	66,460
Sana Biotechnology Incorporated †	607	11,539
Sangamo Therapeutics Incorporated †	12,832	106,377
Scholar Rock Holding Corporation †	1,303	34,595
Selecta Biosciences Incorporated †	11,459	34,377
Sigilon Therapeutics Incorporated †	1,051	3,952
Sorrento Therapeutics Incorporated †	26,801	159,734
Spero Therapeutics Incorporated †	1,664	23,712
Springworks Therapeutics Incorporated †	2,254	161,950
SQZ Biotechnologies Company †	2,690	35,400
Summit Therapeutics Incorporated †	1,771	8,997
Surface Oncology Incorporated †	20,831	120,195
Sutro Biopharma Incorporated †	5,404	92,300
Tenaya Therapeutics Incorporated †	2,744	53,920
TG Therapeutics Incorporated †	3,693	56,134
Travere Therapeutics Incorporated †	5,930	169,302
Turning Point Therapeutics Incorporated †	2,144	81,601
Twist Bioscience Corporation †	2,807	268,069
UroGen Pharma Limited †	6,327	76,493
Vanda Pharmaceuticals Incorporated †	3,770	61,074
Vaxart Incorporated †	3,483	27,725
Veracyte Incorporated †	4,719	195,744
Verastem Incorporated †	55,757	148,871
Vericel Corporation †	8,211	305,531
Viking Therapeutics Incorporated †	6,300	33,453
Vincerx Pharma Incorporated †	1,290	13,532
VIR Biotechnology Incorporated †	3,062	145,200
Viracta Therapeutics Incorporated †	13,323	61,419
XBiotech Incorporated	5,134	64,791
Xencor Incorporated †	7,784	281,936
XOMA Corporation †	8,941	183,380
Y-mAbs Therapeutics Incorporated †	2,275	38,857
Zentalis Pharmaceuticals Incorporated †	1,213	99,527
Ziopharm Oncology Incorporated †	15,296	21,261
		19,173,767
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.65%
Accuray Incorporated †	40,760	$ 196,056
Alphatec Holdings Incorporated †	4,888	54,257
AngioDynamics Incorporated †	8,022	206,567
Apyx Medical Corporation †	9,062	121,703
Atricure Incorporated †	2,677	169,722
Atrion Corporation	255	181,047
Avanos Medical Incorporated †	3,233	97,540
Axogen Incorporated †	2,361	22,595
Axonics Modulation Technologies Incorporated †	1,923	104,630
BioLife Solutions Incorporated †	297	11,334
Bioventus Incorporated Class A †	1,978	24,587
Butterfly Network Incorporated †	20,630	145,442
Cardiovascular Systems Incorporated †	1,961	39,220
Cerus Corporation †	6,246	43,035
ClearPoint Neuro Incorporated †	282	3,872
Conmed Corporation	2,893	380,314
CryoLife Incorporated †	3,152	54,183
Cryoport Incorporated †	806	53,551
Cutera Incorporated †	2,879	100,362
Glaukos Corporation †	1,694	72,893
Haemonetics Corporation †	3,359	172,149
Heska Corporation †	661	106,395
Inari Medical Incorporated †	2,225	183,652
Inogen Incorporated †	3,479	106,283
Integer Holdings Corporation †	3,991	318,242
Invacare Corporation †	2,114	5,792
IRadimed Corporation †	3,685	165,825
Lantheus Holdings Incorporated †	6,385	170,990
LeMaitre Vascular Incorporated	3,429	160,443
LivaNova plc †	4,166	333,947
Meridian Bioscience Incorporated †	8,258	164,417
Merit Medical Systems Incorporated †	5,623	353,462
Mesa Laboratories Incorporated	209	64,537
Natus Medical Incorporated †	10,082	227,853
Neogen Corporation †	7,526	302,018
Neuronetics Incorporated †	1,773	6,862
Nevro Corporation †	1,610	140,199
NuVasive Incorporated †	4,678	224,825
OraSure Technologies Incorporated †	4,629	43,189
Ortho Clinical Diagnostics Holdings plc †	11,367	217,564
Orthofix Medical Incorporated †	5,046	154,458
Outset Medical Incorporated †	354	16,780
Retractable Technologies Incorporated †	12,150	105,219
RxSight Incorporated †	3,755	40,742
Seaspine Holdings Corporation †	58	779
Senseonics Holdings Incorporated †	32,425	101,815
Shockwave Medical Incorporated †	1,934	348,584
Sientra Incorporated †	13,320	53,546
Sight Sciences Incorporated †	2,805	58,765
Silk Road Medical Incorporated †	355	14,406
STAAR Surgical Company †	3,790	360,770
Stereotaxis Incorporated †	6,842	40,163
Surmodics Incorporated †	924	40,591
Tactile Systems Technology Class I †	1,276	24,882
TransMedics Group Incorporated †	784	17,279
Utah Medical Products Incorporated	1,719	191,772
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Varex Imaging Corporation †	8,720	$ 248,956
ViewRay Incorporated †	14,047	72,202
Zynex Incorporated †	6,071	77,709
		7,520,972
Health care providers & services: 2.50%
Addus Homecare Corporation †	523	45,616
Agiliti Incorporated †	3,688	77,669
AMN Healthcare Services Incorporated †	3,718	423,889
Apollo Medical Holdings Incorporated †	2,739	256,562
Apria Incorporated †	2,228	62,674
Brookdale Senior Living Incorporated †	11,471	67,220
Community Health Systems Incorporated †	8,581	103,229
CorVel Corporation †	711	133,668
Covetrus Incorporated †	2,722	48,942
Cross Country Healthcare Incorporated †	10,671	279,153
Fulgent Genetics Incorporated †	2,142	200,320
Hanger Incorporated †	2,595	43,778
HealthEquity Incorporated †	2,625	143,535
InfuSystem Holdings Incorporated †	2,571	42,550
Innovage Holding Corporation †	1,254	9,994
Mednax Incorporated †	6,938	170,397
Modivcare Incorporated †	694	95,099
National Healthcare Corporation	518	33,406
Option Care Health Incorporated †	10,043	254,188
Owens & Minor Incorporated	10,488	419,520
Patterson Companies Incorporated	11,279	354,950
PetIQ Incorporated †	157	3,135
Progyny Incorporated †	2,742	139,211
R1 RCM Incorporated †	1,014	24,153
RadNet Incorporated †	3,074	82,875
Select Medical Holdings Corporation	8,397	225,459
Sharps Compliance Corporation †	2,356	17,387
Surgery Partners Incorporated †	251	11,134
Tenet Healthcare Corporation †	7,854	572,321
The Ensign Group Incorporated	3,659	279,291
The Joint Corporation †	2,117	169,191
Tivity Health Incorporated †	9,152	218,001
U.S. Physical Therapy Incorporated	1,043	89,677
Viemed Healthcare Incorporated †	8,850	44,693
		5,142,887
Health care technology: 0.93%
Allscripts Healthcare Solutions Incorporated †	22,232	369,718
Castlight Health Incorporated Class B †	102,262	156,461
Computer Programs & Systems Incorporated †	952	28,055
CVRx Incorporated †	1,094	12,669
Evolent Health Incorporated Class A †	6,663	173,238
Forian Incorporated †	4,773	40,952
Health Catalyst Incorporated †	1,527	66,257
HealthStream Incorporated †	5,273	122,439
Inspire Medical Systems Incorporated †	1,210	270,157
MultiPlan Corporation †	1,737	7,017
Nanthealth Incorporated †	26,849	30,071
NextGen Healthcare Incorporated †	12,931	200,431
OptimizeRx Corporation †	1,367	88,855
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Health care technology (continued)
Phreesia Incorporated †	2,653	$ 153,025
Schrodinger Incorporated †	962	37,691
Tabula Rasa Healthcare Incorporated †	1,480	16,828
Vocera Communications Incorporated †	2,556	149,117
		1,922,981
Life sciences tools & services: 1.00%
Akoya Biosciences Incorporated †	1,979	25,687
Alpha Teknova Incorporated †	290	6,484
Bionano Genomics Incorporated †	17,215	67,311
Chromadex Corporation †	12,461	58,442
Codex DNA Incorporated †	302	2,066
Codexis Incorporated †	6,702	232,626
Cytek Biosciences Incorporated †	3,018	60,873
Harvard Bioscience Incorporated †	43,070	288,138
Inotiv Incorporated †	886	46,072
Medpace Holdings Incorporated †	2,539	526,614
Nanostring Technologies Incorporated †	2,249	92,434
Neogenomics Incorporated †	7,723	264,590
Pacific Biosciences of California †	11,842	274,853
Personalis Incorporated †	1,194	16,179
Quanterix Corporation †	1,986	79,380
Rapid Micro Biosystems Incorporated Class A †	548	6,751
		2,048,500
Pharmaceuticals: 1.94%
Aclaris Therapeutics Incorporated †	1,282	16,410
Aerie Pharmaceuticals Incorporated †	7,940	80,194
Amneal Pharmaceuticals Incorporated †	56,574	236,479
Amphastar Pharmaceuticals Incorporated †	9,838	192,431
ANI Pharmaceuticals Incorporated †	657	27,029
Antares Pharma Incorporated †	42,360	136,823
Arvinas Incorporated †	1,539	116,364
Atea Pharmaceuticals Incorporated †	4,184	33,849
BioDelivery Sciences International Incorporated †	6,454	17,942
Cara Therapeutics Incorporated †	3,097	40,818
Collegium Pharmaceutical Incorporated †	12,379	217,623
Corcept Therapeutics Incorporated †	14,360	301,560
Dova Pharmaceuticals Incorporated ♦	2,458	0
Evolus Incorporated †	2,233	12,371
EyePoint Pharmaceuticals Incorporated †	758	11,976
Fulcrum Therapeutics Incorporated †	902	13,079
Harmony Biosciences Holdings †	1,542	52,567
Innoviva Incorporated †	21,034	351,688
Intra-Cellular Therapies Incorporated †	1,893	76,629
NGM Biopharmaceuticals Incorporated †	1,316	23,714
Nuvation Bio Incorporated †	8,652	77,608
Oramed Pharmaceuticals Incorporated †	3,283	63,099
Pacira Pharmaceuticals Incorporated †	5,235	275,466
Paratek Pharmaceuticals Incorporated †	37,663	158,938
Phibro Animal Health Corporation Class A	16,096	315,321
Prestige Consumer Healthcare Incorporated †	7,841	438,704
Reata Pharmaceuticals Incorporated Class A †	573	49,049
Revance Therapeutics Incorporated †	257	3,516
Siga Technologies Incorporated †	42,588	347,518
Supernus Pharmaceuticals Incorporated †	9,397	281,628
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
TherapeuticsMD Incorporated †	36,454	$ 18,045
Verrica Pharmaceuticals Incorporated †	890	9,212
		3,997,650
Industrials: 13.77%
Aerospace & defense: 0.46%
AAR Corporation †	5,777	188,677
Aerovironment Incorporated †	905	73,088
Aersale Corporation †	620	11,216
Astronics Corporation †	4,999	52,290
Ducommun Incorporated †	908	38,599
Kaman Corporation	1,415	52,355
Kratos Defense & Security Solutions Incorporated †	3,497	68,926
Maxar Technologies Incorporated	3,675	101,173
Moog Incorporated Class A	1,977	136,749
National Presto Industries Incorporated	29	2,372
Park Aerospace Corporation	3,388	43,705
Triumph Group Incorporated †	5,080	85,141
Vectrus Incorporated †	2,374	99,328
		953,619
Air freight & logistics: 0.31%
Air Transport Services Group †	710	17,530
Atlas Air Worldwide Holdings Incorporated †	1,980	173,468
Forward Air Corporation	1,655	163,431
Hub Group Incorporated Class A †	2,159	167,690
Radiant Logistics Incorporated †	14,404	108,606
		630,725
Airlines: 0.34%
Allegiant Travel Company †	1,009	174,779
Frontier Group Holdings Incorporated †	698	9,318
Hawaiian Holdings Incorporated †	86	1,572
Mesa Air Group Incorporated †	27,066	191,086
SkyWest Incorporated †	4,652	182,219
Spirit Airlines Incorporated †	3,771	78,852
Sun Country Airlines Holding †	2,140	58,700
		696,526
Building products: 0.95%
AAON Incorporated	763	59,514
American Woodmark Corporation †	475	29,279
Apogee Enterprises Incorporated	1,700	70,210
Cornerstone Building Brands Incorporated †	7,936	124,754
CSW Industrials Incorporated	103	12,381
Gibraltar Industries Incorporated †	780	52,962
Griffon Corporation	1,603	42,175
Insteel Industries Incorporated	2,806	118,301
JELD-WEN Holding Incorporated †	4,414	106,951
Masonite International Corporation †	1,151	123,157
PGT Incorporated †	296	6,080
Quanex Building Products Corporation	3,838	82,018
Resideo Technologies Incorporated †	9,498	247,803
Simpson Manufacturing Company Incorporated	2,216	255,638
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Building products (continued)
UFP Industries Incorporated	3,898	$ 324,625
View Incorporated †	3,641	15,365
Zurn Water Solutions Corporation	8,236	288,672
		1,959,885
Commercial services & supplies: 1.21%
ABM Industries Incorporated	5,227	235,215
ACCO Brands Corporation	8,573	70,813
Brady Corporation Class A	3,091	155,323
BrightView Holdings Incorporated †	822	11,179
Casella Waste Systems Incorporated Class A †	1,188	100,719
Cimpress plc †	525	40,861
Deluxe Corporation	3,664	123,990
Ennis Incorporated	2,437	46,352
Healthcare Services Group Incorporated	4,958	86,765
Heritage Crystal Clean Incorporated †	2,853	91,553
Herman Miller Incorporated	5,088	193,039
HNI Corporation	2,845	112,406
Interface Incorporated	7,816	111,456
KAR Auction Services Incorporated †	2,222	33,308
Matthews International Corporation Class A	2,650	91,876
NL Industries	8,027	49,366
Pitney Bowes Incorporated	11,549	78,880
SP Plus Corporation †	764	20,712
Steelcase Incorporated Class A	6,053	67,733
Team Incorporated †	1,961	2,647
Tetra Tech Incorporated	2,691	496,974
The Brink's Company	2,072	126,724
UniFirst Corporation	586	112,307
VSE Corporation	454	24,852
		2,485,050
Construction & engineering: 1.25%
Ameresco Incorporated Class A †	1,158	104,602
APi Group Corporation †	12,987	302,727
Arcosa Incorporated	934	47,793
Comfort Systems Incorporated	2,103	199,512
Construction Partners Incorporated Class A †	1,255	43,348
Dycom Industries Incorporated †	2,005	187,427
EMCOR Group Incorporated	3,415	407,546
Fluor Corporation †	9,508	210,222
Granite Construction Incorporated	4,159	161,702
Great Lakes Dredge & Dock Company †	3,669	54,228
Infrastructure and Energy Alternatives Incorporated †	4,638	43,875
Matrix Service Company †	1,750	15,208
MYR Group Incorporated †	2,223	246,108
Nv5 Global Incorporated †	144	18,936
Primoris Services Corporation	3,532	79,187
Sterling Construction Company Incorporated †	4,039	104,085
Tutor Perini Corporation †	6,468	83,178
WillScot Mobile Mini Holdings Corporation †	6,798	258,936
		2,568,620
Electrical equipment: 1.53%
Allied Motion Technologies	1,819	71,760
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Electrical equipment (continued)
Array Technologies Incorporated †	8,634	$ 155,542
Atkore International Incorporated †	4,913	523,235
AZZ Incorporated	4,796	248,864
Babcock & Wilcox Enterprises Incorporated †	21,252	193,393
Bloom Energy Corporation Class A †	5,774	158,670
Encore Wire Corporation	3,620	508,465
EnerSys	3,805	281,912
Eos Energy Enterprises Incorporated †	2,929	29,144
Fuelcell Energy Incorporated †	6,762	58,694
GrafTech International Limited	34,964	407,331
Powell Industries Incorporated	3,228	78,828
Preformed Line Products Company	1,085	68,518
Romeo Power Incorporated †	8,945	35,422
Stem Incorporated †	2,604	55,257
Thermon Group Holdings Incorporated †	4,464	77,049
TPI Composites Incorporated †	2,520	44,932
Vicor Corporation †	1,057	151,637
		3,148,653
Machinery: 3.82%
Alamo Group Incorporated	650	92,443
Albany International Corporation Class A	2,201	178,127
Altra Industrial Motion Corporation	4,074	214,741
Astec Industries Incorporated	1,097	68,760
Barnes Group Incorporated	3,196	138,866
Blue Bird Corporation †	5,093	103,082
Chart Industries Incorporated †	2,037	355,558
Circor International Incorporated †	1,307	35,224
Columbus McKinnon Corporation	630	27,985
Commercial Vehicle Group Incorporated †	13,467	112,988
Desktop Metal Incorporated †	10,561	68,858
Douglas Dynamics Incorporated	3,443	136,859
Energy Recovery Incorporated †	1,860	39,525
Enerpac Tool Group Corporation	4,003	84,503
EnPro Industries Incorporated	1,287	131,274
ESC Briggs & Stratton ♦	1,723	0
ESCO Technologies Incorporated	1,246	101,848
Evoqua Water Technologies Company †	6,490	291,920
Federal Signal Corporation	5,008	212,489
Franklin Electric Company Incorporated	3,353	295,232
Gorman Rupp Company	1,536	66,401
Helios Technologies Incorporated	2,225	223,234
Hillenbrand Incorporated	5,608	250,117
Hydrofarm Holdings Group Incorporated †	1,048	34,584
Hyster Yale Materials Handeling Incorporated	671	26,343
Ideanomics Incorporated †	27,916	44,945
John Bean Technologies Corporation	1,830	288,719
Kadant Incorporated	922	216,172
Kennametal Incorporated	5,849	206,879
Lindsay Manufacturing Company	1,003	145,957
Luxfer Holdings plc	3,871	73,472
Manitowoc Company Incorporated †	7,301	139,157
Mayville Engineering Company Incorporated †	9,517	141,327
Meritor Incorporated †	8,986	227,256
Miller Industries Incorporated	847	27,705
Mueller Industries Incorporated	7,771	429,969
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Mueller Water Products Incorporated Class A	10,606	$ 144,666
Nikola Corporation †	15,182	155,160
NN Incorporated †	13,309	59,225
Park Ohio Holdings Corporation	571	12,054
Proto Labs Incorporated †	417	20,900
RBC Bearings Incorporated †	1,152	227,739
REV Group Incorporated	11,115	174,506
SPX Corporation †	2,304	133,978
Standex International Corporation	1,175	121,037
Tennant Company	1,212	95,336
Terex Corporation	8,072	342,091
The Greenbrier Companies Incorporated	1,593	63,704
The Shyft Group Incorporated	6,230	302,840
Titan International Incorporated †	14,868	102,441
Trimas Corporation	2,017	66,803
Trinity Industries Incorporated	2,567	68,026
Wabash National Corporation	8,217	137,224
Watts Water Technologies Incorporated	2,107	397,612
		7,857,861
Marine: 0.10%
Matson Incorporated	2,605	212,386
Professional services: 1.59%
ASGN Incorporated †	2,937	357,374
Barrett Business Services Incorporated	1,044	73,696
CBIZ Incorporated †	3,165	114,035
CRA International Incorporated	1,039	95,661
Exponent Incorporated	2,332	271,678
Franklin Covey Company †	1,467	64,519
Heidrick & Struggles International Incorporated	3,170	136,849
HireQuest Incorporated	740	16,872
Huron Consulting Group Incorporated †	1,031	47,106
ICF International Incorporated	1,897	183,516
Insperity Incorporated	2,173	251,503
KBR Incorporated	7,108	312,752
Kelly Services Incorporated Class A	5,423	91,432
Kforce Incorporated	2,639	202,227
Korn Ferry International	3,360	244,406
ManTech International Corporation Class A	1,748	118,777
Mistras Group Incorporated †	10,851	86,482
Resources Connection Incorporated	5,039	86,570
TriNet Group Incorporated †	1,803	180,841
TrueBlue Incorporated †	6,948	180,787
UPwork Incorporated †	4,387	163,460
		3,280,543
Road & rail: 0.90%
Arcbest Corporation	2,399	247,289
Avis Budget Group Incorporated †	3,017	828,438
Covenant Transport Incorporated Class A †	5,122	128,409
Daseke Incorporated †	1,865	17,997
Saia Incorporated †	1,415	468,620
Universal Truckload Services	222	4,127
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Road & rail (continued)
US Xpress Enterprises Incorporated Class A †	1,870	$ 14,698
Werner Enterprises Incorporated	3,391	152,968
		1,862,546
Trading companies & distributors: 1.31%
Applied Industrial Technologies Incorporated	1,955	185,803
Beacon Roofing Supply Incorporated †	3,874	193,351
Bluelinx Holdings Incorporated †	3,858	272,143
Boise Cascade Company	3,968	257,245
GATX Corporation	657	64,715
Global Industrial Company	53	2,123
GMS Incorporated †	3,405	190,237
Herc Holdings Incorporated	1,375	234,369
McGrath RentCorp	181	13,991
MRC Global Incorporated †	5,371	36,952
NOW Incorporated †	3,585	29,971
Rush Enterprises Incorporated Class A	3,571	181,978
Rush Enterprises Incorporated Class B	1,405	68,536
Textainer Group Holdings Limited	1,677	54,788
Titan Machinery Incorporated †	5,268	175,108
Transcat Incorporated †	512	45,553
Triton International Limited	2,971	166,287
Veritiv Corporation †	2,242	282,582
WESCO International Incorporated †	1,918	238,081
		2,693,813
Information technology: 15.44%
Communications equipment: 0.73%
Adtran Incorporated	3,302	67,295
Aviat Networks Incorporated †	4,460	139,776
Calamp Corporation †	506	4,645
Calix Networks Incorporated †	3,015	201,884
Cambium Networks Corporation †	1,157	31,482
Casa Systems Incorporated †	1	5
Clearfield Incorporated †	1,309	84,745
Echostar Corporation †	7,682	210,256
Emcore Corporation †	14,433	106,371
Extreme Networks Incorporated †	14,104	190,404
Harmonic Incorporated †	2,195	23,596
Infinera Corporation †	978	7,951
Netgear Incorporated †	1,990	53,213
NetScout Systems Incorporated †	1,885	56,362
Plantronics Incorporated †	4,895	124,920
Ribbon Communications Incorporated †	1,472	8,022
Viavi Solutions Incorporated †	12,726	188,472
		1,499,399
Electronic equipment, instruments & components: 2.38%
Advanced Energy Industries Incorporated	2,453	215,104
Aeva Technologies Incorporated †	8,184	81,431
Badger Meter Incorporated	1,714	175,445
Belden Incorporated	4,301	265,243
Benchmark Electronics Incorporated	4,967	117,122
CTS Corporation	3,798	132,322
Daktronics Incorporated †	26,595	129,784
See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
ePlus Incorporated †	1,222	$ 128,909
Fabrinet †	3,329	368,054
Identiv Incorporated †	1,182	27,174
II-VI Incorporated †	7,003	437,898
Insight Enterprises Incorporated †	3,430	338,267
Iteris Incorporated †	1,474	6,692
Itron Incorporated †	1,903	117,815
Kimball Electronics Incorporated †	8,410	178,460
Knowles Corporation †	8,121	176,388
Methode Electronics Incorporated	4,258	189,353
Napco Security Technologies Incorporated †	949	44,100
Novanta Incorporated †	2,018	325,806
OSI Systems Incorporated †	1,676	152,399
Ouster Incorporated †	3,126	21,257
PC Connection Incorporated	2,194	96,185
Plexus Corporation †	2,477	208,415
Sanmina Corporation †	4,395	160,593
ScanSource Incorporated †	7,790	243,438
TTM Technologies Incorporated †	14,173	195,304
Velodyne Lidar Incorporated †	2,283	12,602
Vishay Intertechnology Incorporated	14,627	297,952
Vishay Precision Group †	1,359	46,654
		4,890,166
IT services: 1.60%
BM Technologies Incorporated †	1,827	22,015
Brightcove Incorporated †	2,732	26,309
Conduent Incorporated †	11,677	58,852
CSG Systems International Incorporated	4,260	224,545
DigitalOcean Holdings Incorporated †	767	77,321
ESC Incorporated ♦	6,981	0
Evertec Incorporated	5,206	218,600
EVO Payments Incorporated Class A †	3,867	82,328
ExlService Holdings Incorporated †	3,100	402,597
GreenBox POS †	5,411	28,191
Grid Dynamics Holdings Incorporated †	5,345	209,684
Hackett Group Incorporated	10,844	221,868
IBEX Holdings Limited †	1,549	20,486
International Money Express Incorporated †	8,485	128,208
LiveRamp Holdings Incorporated †	3,061	143,653
Maximus Incorporated	4,941	372,798
Paya Holdings Incorporated Class A †	5,740	36,966
Perficient Incorporated †	3,016	413,282
Priority Technology Holdings †	2,358	15,233
Rackspace Technology Incorporated †	561	8,000
StarTek Incorporated †	21,829	87,753
TTEC Holdings Incorporated	2,415	203,802
Tucows Incorporated Class A †	309	25,131
Unisys Corporation †	8,059	146,351
Verra Mobility Corporation †	8,704	125,251
		3,299,224
Semiconductors & semiconductor equipment: 3.51%
Alpha & Omega Semiconductor †	5,141	252,526
Ambarella Incorporated †	1,597	286,693
Amkor Technology Incorporated	7,048	151,955
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Axcelis Technologies Incorporated †	4,688	$ 289,812
AXT Incorporated †	4,107	33,760
Ceva Incorporated †	283	12,480
CMC Materials Incorporated	622	82,602
Cohu Incorporated †	3,270	107,812
Diodes Incorporated †	3,376	359,038
FormFactor Incorporated †	5,032	210,941
Ichor Holdings Limited †	3,462	165,795
IMPINJ Incorporated †	277	20,767
Kopin Corporation †	4,123	21,522
Kulicke and Soffa Industries Incorporated	6,800	392,088
Lattice Semiconductor Corporation †	8,494	644,949
Macom Technology Solutions Holdings Incorporated †	3,133	225,294
Maxlinear Incorporated †	3,415	229,932
Metamaterial Incorporated	46,895	172,105
NVE Corporation	2,278	153,241
Onto Innovation Incorporated †	3,661	344,720
Photronics Incorporated †	9,995	132,034
Power Integrations Incorporated	4,005	400,620
Rambus Incorporated †	8,286	222,893
Semtech Corporation †	3,807	326,146
Silicon Laboratories Incorporated †	2,227	437,093
Sitime Corporation †	433	129,242
Smart Global Holdings Incorporated †	4,639	264,516
SunPower Corporation †	5,576	159,752
Synaptics Incorporated †	2,081	587,341
Ultra Clean Holdings Incorporated †	5,274	289,068
Veeco Instruments Incorporated †	4,612	122,587
		7,229,324
Software: 6.91%
8x8 Incorporated †	10,465	225,521
A10 Networks Incorporated	18,778	289,557
ACI Worldwide Incorporated †	10,217	297,723
Agilysys Incorporated †	2,407	104,825
Alarm.com Holdings Incorporated †	4,093	326,580
Altair Engineering Incorporated Class A †	4,695	349,543
American Software Incorporated Class A	11,548	263,294
AppFolio Incorporated Class A †	1,270	153,022
Appian Corporation †	2,037	151,451
Arlo Technologies Incorporated †	1,092	8,463
Asana Incorporated Class A †	4,699	488,461
Avaya Holdings Corporation †	5,690	110,784
Benefitfocus Incorporated †	3,010	30,281
Blackbaud Incorporated †	5,015	378,432
BlackLine Incorporated †	1,903	209,425
Bottomline Technologies (DE) Incorporated †	3,904	175,055
Box Incorporated Class A †	11,317	264,931
BTRS Holdings Incorporated †	19,863	148,178
Cerence Incorporated †	2,611	196,295
ChannelAdvisor Corporation †	7,163	179,147
CleanSpark Incorporated †	2,253	40,058
CommVault Systems Incorporated †	3,147	197,883
Concensus Cloud Solution †	1,344	84,188
Couchbase Incorporated †	1,145	37,842
CS Disco Incorporated †	928	34,058
See accompanying notes to portfolio of investments

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Software (continued)
Digital Turbine Incorporated †	6,314	$ 335,021
Domo Incorporated Class B †	3,053	220,885
Ebix Incorporated	7,317	223,608
eGain Corporation †	6,818	71,589
Envestnet Incorporated †	3,498	268,192
GTY Technology Holdings Incorporated †	10,827	71,242
Intapp Incorporated †	1,448	39,661
Intelligent Systems Corporation †	3,171	128,616
InterDigital Incorporated	3,462	235,104
J2 Global Incorporated	4,033	459,238
Kaltura Incorporated †	4,774	22,629
LivePerson Incorporated †	3,291	127,230
Marathon Digital Holdings Incorporated †	9,102	464,839
MeridianLink Incorporated †	3,908	86,171
MicroStrategy Incorporated Class A †	516	372,258
Mimecast Limited †	4,332	350,892
Mitek Systems Incorporated †	6,434	110,214
Model N Incorporated †	1,209	33,973
ON24 Incorporated †	4,610	73,022
OneSpan Incorporated †	4,277	73,094
Pagerduty Incorporated †	4,651	164,878
Ping Identity Holding Corporation †	905	21,548
Progress Software Corporation	6,950	336,728
PROS Holdings Incorporated †	2,825	102,604
Q2 Holdings Incorporated †	1,738	139,561
Qualys Incorporated †	2,903	378,232
Rapid7 Incorporated †	3,198	396,744
Rimini Street Incorporated †	2,981	19,704
Riot Blockchain Incorporated †	11,584	432,894
SailPoint Technologies Holdings Incorporated †	6,006	315,856
Sapiens International Corporation	3,647	129,359
Secureworks Corporation Class A †	14,958	265,654
Shotspotter Incorporated †	2,539	89,170
Smith Micro Software Incorporated †	3,121	17,103
Sprout Social Incorporated Class A †	3,241	361,955
SPS Commerce Incorporated †	2,877	405,628
Sumo Logic Incorporated †	3,490	49,349
Telos Corporation †	2,793	43,990
Tenable Holdings Incorporated †	4,151	205,059
Upland Software Incorporated †	1,866	36,536
Varonis Systems Incorporated †	5,412	280,396
Verint Systems Incorporated	7,614	362,350
Veritone Incorporated †	567	14,538
Viant Technology †	19,458	190,688
Workiva Incorporated †	3,221	449,233
Xperi Holding Corporation	14,511	260,037
Zuora Incorporated †	12,541	248,437
		14,230,706
Technology hardware, storage & peripherals: 0.31%
3D Systems Corporation †	7,879	179,484
Avid Technology Incorporated †	4,468	143,244
Corsair Gaming Incorporated †	1,706	38,214
Diebold Nixdorf Incorporated †	4,671	37,882
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals (continued)
Super Micro Computer Incorporated †	4,419	$ 182,947
Turtle Beach Corporation †	1,833	49,124
		630,895
Materials: 3.46%
Chemicals: 1.94%
Advansix Incorporated	6,745	305,481
American Vanguard Corporation	1,421	20,335
Amyris Incorporated †	2,771	19,009
Avient Corporation	6,102	335,671
Balchem Corporation	1,890	298,620
Cabot Corporation	3,878	203,517
Ecovyst Incorporated	885	8,469
GCP Applied Technologies Incorporated †	3,338	77,909
Hawkins Incorporated	1,835	60,885
HB Fuller Company	3,937	288,031
Ingevity Corporation †	2,617	188,188
Innospec Incorporated	2,246	182,375
Intrepid Potash Incorporated †	2,334	95,927
Kooper Holdings Incorporated †	4,321	130,494
Kronos Worldwide Incorporated	1,017	14,238
Livent Corporation †	6,314	191,251
Minerals Technologies Incorporated	2,728	179,148
Orion Engineered Carbons SA †	6,339	111,249
Quaker Chemical Corporation	667	151,976
Rayonier Advanced Materials †	1,632	8,943
Sensient Technologies Corporation	3,206	311,912
Stepan Company	1,362	153,511
Tredegar Corporation	3,868	42,548
Trinseo plc	5,290	249,847
Tronox Holdings plc Class A	10,141	223,001
Valhi Incorporated	5,439	143,481
		3,996,016
Construction materials: 0.10%
Summit Materials Incorporated Class A †	5,415	201,980
Containers & packaging: 0.15%
Greif Incorporated Class A	2,678	162,501
O-I Glass Incorporated †	13,702	151,681
		314,182
Metals & mining: 1.20%
Allegheny Technologies Incorporated †	5,509	78,448
Arconic Corporation †	4,121	110,113
Carpenter Technology	925	25,419
Century Aluminum Company †	8,156	107,904
Coeur d'Alene Mines Corporation †	17,273	96,729
Commercial Metals Company	9,471	292,654
Compass Minerals International Incorporated	1,722	83,775
Constellium SE †	10,871	191,003
Haynes International Incorporated	845	33,859
Hecla Mining Company	24,215	134,151
Kaiser Aluminum Corporation	564	50,326
Materion Corporation	1,354	114,630
See accompanying notes to portfolio of investments

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Metals & mining (continued)
MP Materials Corporation †	374	$ 16,434
Olympic Steel Incorporated	8,101	164,855
Ryerson Holding Corporation	8,418	197,234
Schnitzer Steel Industries Incorporated Class A	5,354	257,527
Suncoke Energy Incorporated	16,375	99,724
TimkenSteel Corporation †	14,166	202,857
Warrior Met Coal Incorporated	2,717	58,388
Worthington Industries Incorporated	3,100	148,738
		2,464,768
Paper & forest products: 0.07%
Glatfelter Corporation	2,843	46,824
Schweitzer-Mauduit International Incorporated	312	8,954
Verso Corporation Class A	4,324	91,409
		147,187
Real estate: 6.52%
Equity REITs: 5.88%
Acadia Realty Trust	5,013	101,212
Agree Realty Corporation	3,487	235,582
Alexander & Baldwin Incorporated	8,175	180,095
Alexander's Incorporated	140	35,783
American Assets Trust Incorporated	2,684	92,330
American Finance Trust Incorporated	3,785	30,053
Apartment Investment & Management Company Class A	22,036	163,287
Apple Hospitality REIT Incorporated	12,966	194,749
Armada Hoffler Properties Incorporated	5,798	80,882
Braemar Hotels & Resorts Incorporated REIT †	4,399	19,180
Brandywine Realty Trust	20,754	266,689
Broadstone Net Lease Incorporated REIT	11,705	292,625
BRT Apartments Corporation REIT	2,692	50,663
CareTrust REIT Incorporated	8,693	175,686
Catchmark Timber Trust Incorporated Class A	1,749	13,450
Centerspace REIT	1,242	126,920
City Office REIT Incorporated	14,723	245,580
Clipper Realty Incorporated	858	7,499
Community Healthcare Trust Incorporated	169	7,272
Corporate Office Properties Trust	7,597	194,939
CTO Realty Growth Incorporated REIT	2,689	147,680
DiamondRock Hospitality †	9,843	85,733
DigitalBridge Group Incorporated †	32,148	255,898
Easterly Government Properties Incorporated	2,285	47,916
EastGroup Properties Incorporated	2,523	513,935
Empire State Realty Trust Incorporated Class A	9,356	85,046
Equity Commonwealth †	2,644	67,290
Essential Properties Realty	6,262	169,262
Farmland Partners REIT Incorporated	4,038	46,800
Four Corners Property Trust Incorporated	5,006	135,262
Franklin Street Properties Corporation	24,198	139,380
Getty Realty Corporation	4,803	146,636
Gladstone Commercial Corporation	3,242	72,037
Gladstone Land REIT Corporation	1,358	38,798
Global Net Lease Incorporated	1,952	27,718
Healthcare Realty Trust Incorporated	6,937	217,267
Hersha Hospitality Trust †	1,502	13,263
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Independence Realty Trust Incorporated	7,003	$ 171,574
Industrial Logistics Properties Trust	4,314	95,598
Innovative Industrial Properties Incorporated	1,325	340,300
iStar Financial Incorporated	4,697	114,325
Kite Realty Group Trust	11,343	228,221
Lexington Corporate Properties Trust	22,363	336,563
LTC Properties Incorporated	2,585	82,100
Mack-Cali Realty Corporation †	3,128	52,269
National Health Investors Incorporated	2,940	153,586
National Storage Affiliates Trust	6,247	383,441
New York REIT Liquidating LLC ♦	4,209	74,393
NexPoint Residential Trust Incorporated	1,236	92,181
Office Properties Income Trust	1,846	43,806
One Liberty Properties Incorporated	7,556	245,797
Outfront Media Incorporated	7,670	191,673
Paramount Group Incorporated	9,231	73,479
Pebblebrook Hotel Trust	5,966	124,988
Philips Edison & Company Incorporated	3,917	122,876
Physicians Realty Trust	12,426	221,556
Piedmont Office Realty Trust Incorporated Class A	8,773	152,475
Plymouth Industrial Incorporated	996	29,631
PotlatchDeltic Corporation	4,450	240,923
Preferred Apartment Communities Incorporated Class A	3,546	46,736
PS Business Parks Incorporated	1,691	296,263
Retail Opportunity Investment Corporation	10,131	177,900
Retail Value Incorporated	1,168	7,101
RLJ Lodging Trust	7,413	93,330
RPT Realty	11,232	142,871
Ryman Hospitality Properties Incorporated †	3,013	233,206
Sabra Health Care REIT Incorporated	12,184	157,539
Safehold Incorporated REIT	131	9,372
Saul Centers Incorporated	965	47,507
Seritage Growth Property Class A †	12	173
Service Properties Trust	5,883	50,064
SITE Centers Corporation	12,720	191,563
STAG Industrial Incorporated	9,680	421,854
Summit Hotel Properties Incorporated †	2,226	19,923
Sunstone Hotel Investors Incorporated †	12,253	133,190
Tanger Factory Outlet Centers Incorporated	12,022	238,156
Terreno Realty Corporation	4,405	335,441
The Geo Group Incorporated	16,269	136,660
The Macerich Company	11,233	211,854
UMH Properties Incorporated	5,797	133,795
Uniti Group Incorporated	11,402	151,305
Universal Health Realty Income Trust	572	31,843
Urban Edge Properties	10,066	173,437
Urstadt Biddle Properties Incorporated	6,667	125,873
Washington REIT	3,695	93,114
Whitestone REIT	6,540	60,560
Xenia Hotels & Resorts Incorporated †	5,289	82,879
		12,099,661
Real estate management & development: 0.64%
Cushman & Wakefield plc †	9,473	167,483
eXp World Holdings Incorporated	3,482	127,824
Forestar Group Incorporated †	2,602	51,572
See accompanying notes to portfolio of investments

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Real estate management & development (continued)
Kennedy Wilson Holdings Incorporated	8,945	$ 194,017
Marcus & Millichap Incorporated †	2,315	99,198
Newmark Group Incorporated Class A	17,670	283,780
Realogy Holdings Corporation †	7,881	119,712
Redfin Corporation †	2,526	102,783
The RMR Group Incorporated Class A	4,187	136,789
The St. Joe Company	588	28,230
		1,311,388
Utilities: 2.46%
Electric utilities: 0.49%
Allete Incorporated	3,271	191,779
MGE Energy Incorporated	1,818	131,969
Otter Tail Corporation	3,300	215,787
Portland General Electric Company	5,434	264,473
Via Renewables Incorporated	18,044	201,551
		1,005,559
Gas utilities: 0.71%
Brookfield Infrastructure Corporation Class A	3,119	184,614
Chesapeake Utilities Corporation	1,731	220,460
New Jersey Resources Corporation	7,963	292,879
Northwest Natural Holding Company	3,508	151,265
ONE Gas Incorporated	2,985	193,547
South Jersey Industries Incorporated	8,712	204,732
Spire Incorporated	3,461	207,141
		1,454,638
Independent power & renewable electricity producers: 0.46%
Clearway Energy Incorporated Class A	9,251	319,437
Clearway Energy Incorporated Class C	7,893	294,567
Ormat Technologies Incorporated	3,064	231,332
Sunnova Energy International Incorporated †	2,960	109,431
		954,767
Multi-utilities: 0.35%
Avista Corporation	4,483	172,640
Black Hills Corporation	4,297	275,524
Northwestern Corporation	3,490	192,997
Unitil Corporation	1,964	81,388
		722,549
Water utilities: 0.45%
American States Water Company	2,485	234,037
Artesian Resources Corporation Class A	1,568	67,048
California Water Service Group	4,316	271,951
Global Water Resources Incorporated	2,333	40,174
Middlesex Water Company	1,342	138,280
Pure Cycle Corporation †	5,857	85,278
SJW Corporation	1,222	82,302
		919,070
Total Common stocks (Cost $164,904,784)		197,200,839

See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Portfolio of investments—November 30, 2021 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Financials: 0.00%
Thrifts & mortgage finance: 0.00%
NewStar Financial Incorporated ♦†	12-26-2027	9,129	$ 0
Health care: 0.00%
Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated ♦†	12-31-2021	8,956	0
Total Rights (Cost $225)			0

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	10-8-2022	375	0
Battalion Oil Corporation ♦†	10-8-2022	300	0
Battalion Oil Corporation ♦†	10-8-2022	482	0
Total Warrants (Cost $0)			0

		Yield
Short-term investments: 6.19%
Investment companies: 6.19%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	12,739,531	12,739,531
Total Short-term investments (Cost $12,739,531)				12,739,531
Total investments in securities (Cost $177,644,540)	102.00%			209,940,370
Other assets and liabilities, net	(2.00)			(4,113,367)
Total net assets	100.00%			$205,827,003

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,925,181	$78,548,609	$(68,734,259)	$0	$0	$12,739,531	12,739,531	$1,449
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	76	12-17-2021	$8,841,519	$8,349,740	$0	$(491,779)
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,200,400	$0	$7,490	$7,207,890
Consumer discretionary	22,681,780	0	0	22,681,780
Consumer staples	6,545,036	0	0	6,545,036
Energy	8,001,251	0	0	8,001,251
Financials	27,236,419	0	0	27,236,419
Health care	39,491,444	0	315,313	39,806,757
Industrials	28,350,227	0	0	28,350,227
Information technology	31,779,714	0	0	31,779,714
Materials	7,124,133	0	0	7,124,133
Real estate	13,336,656	0	74,393	13,411,049
Utilities	5,056,583	0	0	5,056,583
Rights
Health care	0	0	0	0
Financials	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	12,739,531	0	0	12,739,531
Total assets	$209,543,174	$0	$397,196	$209,940,370
Liabilities
Futures contracts	$491,779	$0	$0	$491,779
Total liabilities	$491,779	$0	$0	$491,779
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $1,362,160 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  35